Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Somo Group	Transpire Group	Box 1824 Group	NTERSOL Group	Share capital	Share capital Somo Group	Share capital Transpire Group	Share capital Box 1824 Group	Share premium	Share premium Somo Group	Share premium Transpire Group	Share premium Box 1824 Group	Share premium NTERSOL Group	Capital reserve	Capital reserve Somo Group	Capital reserve Transpire Group	Capital reserve Box 1824 Group	Capital reserve NTERSOL Group	Legal reserve	Legal reserve Somo Group	Legal reserve Transpire Group	Legal reserve Box 1824 Group	Legal reserve NTERSOL Group	Retained earnings reserve	Retained earnings reserve Somo Group	Retained earnings reserve Transpire Group	Retained earnings reserve Box 1824 Group	Retained earnings reserve NTERSOL Group	Retained earnings	Retained earnings Somo Group	Retained earnings Transpire Group	Retained earnings Box 1824 Group	Retained earnings NTERSOL Group	Other comprehensive income (loss)	Other comprehensive income (loss) Somo Group	Other comprehensive income (loss) Transpire Group	Other comprehensive income (loss) Box 1824 Group	Other comprehensive income (loss) NTERSOL Group
Equity at beginning of the period at Dec. 31, 2019	R$ 109,705					R$ 68,968				R$ 0					R$ 4,112					R$ 8,846					R$ 23,979					R$ 0					R$ 3,800
Comprehensive income for the year
Net profit for the year	127,654					0				0					0					0					0					127,654					0
Exchange variation in foreign investments	9,620
Cash flow hedges - effective portion of changes in fair value	0
Other comprehensive income for the year	9,620					0				0					0					0					0					0					9,620
Total comprehensive income for the year	137,274					0				0					0					0					0					127,654					9,620
Contributions, distribution and constitution of reserves
Equity settled share-based payment - Vested immediately	2,652					0				0					2,652					0					0					0					0
Tax effect on the share-based compensation	45					0				0					0					0					45					0					0
Additional dividends of previous year	(16,263)					0				0					0					0					(16,263)					0					0
Interest on shareholders' equity	(4,276)					0				0					0					0					0					(4,276)					0
Legal reserve constitution	0					0				0					0					4,947					0					(4,947)					0
Minimum mandatory dividends	(30,677)					0				0					0					0					0					(30,677)					0
Constitution of retained earnings reserve	0					0				0					0					0					87,754					(87,754)					0
Total contributions and distribution and constitution of reserves	(48,519)					0				0					2,652					4,947					71,536					(127,654)					0
Equity at end of the period at Dec. 31, 2020	198,460					68,968				0					6,764					13,793					95,515					0					13,420
Comprehensive income for the year
Net profit for the year	125,957					0				0					0					0					0					125,957					0
Exchange variation in foreign investments	23,830
Cash flow hedges - effective portion of changes in fair value	0
Other comprehensive income for the year	23,830					0				0					0					0					0					0					23,830
Total comprehensive income for the year	149,787					0				0					0					0					0					125,957					23,830
Contributions, distribution and constitution of reserves
Equity settled share-based payment - Vested immediately	2,498					0				0					2,498					0					0					0					0
Share options exercised	0					28,697				0					(28,697)					0					0					0					0
Tax effect on the share-based compensation	(147)					0				0					0					0					(147)					0					0
Corporate restructuring	0					(88,206)				0					95,711					(13,793)					6,288					0					0
Capital contribution	3					3				0					0					0					0					0					0
Initial public offering proceeds, gross	915,947					0				915,947					0					0					0					0					0
Initial public offering costs, net of taxes	(66,876)					0				0					(66,876)					0					0					0					0
Additional dividends of previous year	(95,368)					0				0					0					0					(95,368)					0					0
Interest on shareholders' equity	(6,288)					0				0					0					0					(6,288)					0					0
Constitution of retained earnings reserve	0					0				0					0					0					125,957					(125,957)					0
Total contributions and distribution and constitution of reserves	749,769					(59,506)				915,947					2,636					(13,793)					30,442					(125,957)					0
Changes in ownership interest
Spin-off of the CI&T IOT	(8,829)					(9,426)				0					597					0					0					0					0
Merger of Hoshin	108					0				0					108					0					0					0					0
Total changes in ownership interest	(8,721)					(9,426)				0					705					0					0					0					0
Equity at end of the period at Dec. 31, 2021	1,089,295					36				915,947					10,105					0					125,957					0					37,250
Comprehensive income for the year
Net profit for the year	125,916					0				0					0					0					0					125,916					0
Exchange variation in foreign investments	(84,840)					0				0					0					0					0					0					(84,840)
Cash flow hedges - effective portion of changes in fair value	(15,532)					0				0					0					0					0					0					(15,532)
Total comprehensive income for the year	25,544					0				0					0					0					0					125,916					(100,372)
Contributions, distribution and constitution of reserves
Issues of ordinary shares related to business combinations		R$ 14,037	R$ 16,189				R$ 0	R$ 0			R$ 14,037	R$ 16,189				R$ 0	R$ 0				R$ 0	R$ 0				R$ 0	R$ 0				R$ 0	R$ 0				R$ 0	R$ 0
Equity settled share-based payment - Vested immediately	2,121			R$ 4,124	R$ 170,774	0			R$ 0	0			R$ 0	R$ 0	2,121			R$ 4,124	R$ 170,774	0			R$ 0	R$ 0	0			R$ 0	R$ 0	0			R$ 0	R$ 0	0			R$ 0	R$ 0
Equity settled restricted stock units	3,376									0					3,376					0					0					0					0
Equity settled incentive stock options	50									0					50					0					0					0					0
Share options exercised	12,669					1				0					12,668					0					0					0					0
Constitution of retained earnings reserve	0					0				0					0					0					125,916					(125,916)					0
Total contributions and distribution and constitution of reserves	223,340					1				30,226					193,113					0					125,916					(125,916)					0
Equity at end of the period at Dec. 31, 2022	R$ 1,338,179					R$ 37				R$ 946,173					R$ 203,218					R$ 0					R$ 251,873					R$ 0					R$ (63,122)